NET INCOME (LOSS) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2012
NET INCOME (LOSS) PER SHARE [Abstract]
Schedule of Earnings Per Share

1.	Numerator:

	Six months ended June 30,
	2012	2011
	Unaudited

Numerator for basic and diluted net loss per share -
Net income (loss) available to
Ordinary shareholders	$(2,211)	$1,379

2.	Denominator (in thousands):

	Six months ended June 30,
	2012	2011
	Unaudited

Denominator for basic net income (loss) per share -
Weighted average number of shares	41,288	40,807
Add - employee stock options, RSUs and convertible notes	*) -	1,307

Denominator for diluted net income (loss) per share - adjusted weighted average shares assuming exercise of options	41,288	42,114

*)	Anti-dilutive